Non-current receivables - Schedule of non-current receivables (Details) - USD ($) $ in Thousands	Dec. 31, 2021	Dec. 31, 2020
Subclassifications of assets, liabilities and equities [abstract]
Shareholders loans to joint ventures	$ 30,242	$ 33,936
Derivatives	6,392	2
Other non-current receivables	14,426	14,434
Lease receivables	4,578	6,681
Investment	1	1
Total non-current receivables	$ 55,639	$ 55,054